Finance costs and finance income	12 Months Ended
Dec. 31, 2023
Finance costs and finance income
Finance costs and finance income

29.   Finance costs and finance income

(a)	This caption is made up as follows:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Finance revenues:
Interest on time deposits	7,795	3,521	338
Interests on third party loans	800	449	203
Interest on loans to related parties, note 32(a)	23	94	89
Interest from financial instruments	85	74	114
Interest on tax claims	—	—	75
Other finance revenues	—	565	303
	8,703	4,703	1,122
Reversal of the amortized cost of the syndicated loan, note 16(g)	85	8,855	—
Unrealized change of the fair value related to contingent consideration liability (b)	—	813	4,382
Accrual of other account receivable	269	72	448
Total finance revenues	9,057	14,443	5,952

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Finance costs:
Interest related to the liability resulting from the tax claim of the years 2009-2010	58,454	—	—
Interest related to senior notes	30,250	31,771	13,343
Interest on borrowings and loans	9,044	10,865	17,166
Settlement of hedging financial instruments, note 34(b)	—	818	1,547
Tax on financial transactions	500	189	193
Interest on loans	—	26	43
Commissions for bond letters issued to SUNAT	—	—	12,124
Other financial expenses	—	—	—
	98,248	43,669	44,416
Accretion expense for mine closure and exploration projects, note 15(b)	11,838	5,070	5,598
Accrual of debt issuance costs, note 16(g)	155	2,820	885
Accrual of costs for bond issuance, note 16(g)	2,082	1,963	717
Amortized cost of financial obligations, note 16(g)	—	515	8,837
Update of the accounts receivable from Howden Hodco Perú, notes 1(d) and 7(i)	1,956	—	—
Accretion expense for leases related to right-in-use assets, note 16(g)	266	99	176
Fair value variation of the financial liability of the contingent consideration liability (b)	4,709	—	—
	119,254	54,136	60,629

(b)	Contingent consideration -

On August 18, 2014, Buenaventura acquired from Minera Gold Fields Peru S.A. (Gold Fields) 51% of the voting shares of Canteras del Hallazgo S.A.C., which represent the whole interest of Gold Fields in the equity of such entity.

Through the merger with Canteras del Hallazgo S.A.C, the Group is the owner of the Chucapaca project, which is in the Ichuña district, in the General Sanchez Cerro province, in the Moquegua department, Peru. According to previously performed studies, there is evidence of the existence of gold, silver, copper and antimony in the area, specifically in the Canahuire deposit.

The purchase and sale agreement considered a contingent consideration of US$23,026,000, which corresponds to the present value of the future royalty payments equivalent to 1.5% over the future sales of the minerals arising from the mining properties acquired. The fair value of the future royalty payments was determined using the income approach.

Significant increase (decrease) in the future sales of mineral would result in higher (lower) fair value of the contingent consideration liability, while significant increase (decrease) in the discount rate would result in lower (higher) fair value of the liability. Changes in the fair value of this contingent consideration have been recognized through profit or loss in the consolidated statement of profit or loss.

As of December 31, 2023 and 2022, it is highly probable that the Group reaches the projected future sales. The fair value of the contingent consideration determined as of December 31, 2023 and 2022 reflects this assumption and changes in metal prices.

(c)	A reconciliation of fair value measurement of the contingent consideration liability is provided below:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Beginning balance	16,905	17,718	22,100

Variation of the fair value in profit or loss	4,709	(813)	(4,382)
Ending balance	21,614	16,905	17,718

Significant unobservable valuation inputs are provided below:

	2023	2022

Annual average of future sales of mineral (US$000)	224,288	208,912
Useful life of mining properties	14	14
Pre-tax discount rate (%)	12.04	13.2

The Group has the preferential right of acquisition of the royalty in case Gold Fields decides to sell it.